Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total intangible assets	$ 376,431
Less accumulated amortization	(2,929)
Intangible assets - net	373,502
Permits and Licenses [Member]
Total intangible assets	25,000
Customer Lists [Member]
Total intangible assets	$ 351,431